UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leeb Capital Management Inc
Address: 500 Fifth Avenue
         57th Floor
         New York, New York  10110

13F File Number:  28-11598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Fishman
Title:     Chief Operating Officer
Phone:     212-653-1504

Signature, Place, and Date of Signing:

     Steven Fishman     New York, NY/USA     November 07, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-02220                      U.S. Global Investors Inc.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $96,528 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     1515    22821 SH       Sole                      590        0    22231
ALCON INC                      COM SHS          H01301102     1513    13211 SH       Sole                      325        0    12886
ALLTEL CORP                    COM              020039103      592    10675 SH       Sole                      200        0    10475
AMERICAN EXPRESS CO            COM              025816109     1453    25913 SH       Sole                      675        0    25238
AMGEN INC                      COM              031162100     1488    20800 SH       Sole                      550        0    20250
AMYLIN PHARMACEUTICALS INC     COM              032346108     1266    28727 SH       Sole                      750        0    27977
AQUA AMERICA INC               COM              03836W103      491    22375 SH       Sole                        0        0    22375
AT&T INC                       COM              00206R102     1007    30939 SH       Sole                      400        0    30539
BAKER HUGHES INC               COM              057224107     2626    38506 SH       Sole                      875        0    37631
BARRICK GOLD CORP              COM              067901108     1303    42401 SH       Sole                     1150        0    41251
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     4691     1478 SH       Sole                       37        0     1441
BP PLC                         SPONSORED ADR    055622104      425     6488 SH       Sole                        0        0     6488
CERNER CORP                    COM              156782104     1096    24130 SH       Sole                      600        0    23530
CHEVRON CORP NEW               COM              166764100     1590    24513 SH       Sole                      200        0    24313
CITIGROUP INC                  COM              172967101      343     6907 SH       Sole                      200        0     6707
CITIZENS COMMUNICATIONS CO     COM              17453B101      431    30700 SH       Sole                      400        0    30300
COCA COLA CO                   COM              191216100     2453    54901 SH       Sole                     1290        0    53611
CONOCOPHILLIPS                 COM              20825C104     3618    60774 SH       Sole                     1120        0    59654
CVS CORP                       COM              126650100     1573    48988 SH       Sole                     1200        0    47788
DOMINION RES INC VA NEW        COM              25746U109      470     6149 SH       Sole                        0        0     6149
DUKE ENERGY CORP NEW           COM              26441C105      722    23908 SH       Sole                      200        0    23708
EBAY INC                       COM              278642103     1906    67200 SH       Sole                     1650        0    65550
ENERGEN CORP                   COM              29265N108      252     6025 SH       Sole                      100        0     5925
ENTERGY CORP NEW               COM              29364G103      589     7529 SH       Sole                        0        0     7529
EXELON CORP                    COM              30161N101     2169    35822 SH       Sole                      670        0    35152
EXXON MOBIL CORP               COM              30231G102     1186    17678 SH       Sole                        0        0    17678
FLAHERTY & CRUMRINE PFD INC    COM              338480106      265    16058 SH       Sole                      300        0    15758
FPL GROUP INC                  COM              302571104     3879    86208 SH       Sole                     1680        0    84528
GENERAL ELECTRIC CO            COM              369604103     3923   111129 SH       Sole                     2495        0   108634
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      565    10605 SH       Sole                        0        0    10605
GOOGLE INC                     CL A             38259P508     1229     3057 SH       Sole                       80        0     2977
HALLIBURTON CO                 COM              406216101     2328    81812 SH       Sole                     1750        0    80062
HOME DEPOT INC                 COM              437076102      222     6122 SH       Sole                        0        0     6122
INTEL CORP                     COM              458140100     2491   121079 SH       Sole                     2700        0   118379
JOHNSON & JOHNSON              COM              478160104     1923    29612 SH       Sole                      700        0    28912
KEYSPAN CORP                   COM              49337W100      686    16667 SH       Sole                      300        0    16367
LILLY ELI & CO                 COM              532457108     1639    28754 SH       Sole                      700        0    28054
MDU RES GROUP INC              COM              552690109      225    10050 SH       Sole                      150        0     9900
MICROSOFT CORP                 COM              594918104     2520    92152 SH       Sole                     2150        0    90002
MID-AMER APT CMNTYS INC        COM              59522J103      655    10700 SH       Sole                      100        0    10600
NATIONAL OILWELL VARCO INC     COM              637071101     1142    19510 SH       Sole                      425        0    19085
NORTHROP GRUMMAN CORP          COM              666807102     2129    31277 SH       Sole                      830        0    30447
NOVARTIS A G                   SPONSORED ADR    66987V109     2718    46502 SH       Sole                     1260        0    45242
OCCIDENTAL PETE CORP DEL       COM              674599105     1699    35311 SH       Sole                      775        0    34536
PEPSICO INC                    COM              713448108      218     3340 SH       Sole                        0        0     3340
PETRO-CDA                      COM              71644E102      241     5985 SH       Sole                        0        0     5985
PETROCHINA CO LTD              SPONSORED  ADR   71646E100      624     5800 SH       Sole                        0        0     5800
PRESIDENTIAL LIFE CORP         COM              740884101      447    20000 SH       Sole                        0        0    20000
PROCTER & GAMBLE CO            COM              742718109     2096    33815 SH       Sole                      765        0    33050
PROVIDENT ENERGY TR            TR UNIT          74386K104      268    22775 SH       Sole                      400        0    22375
RAYTHEON CO                    COM NEW          755111507     1191    24806 SH       Sole                      600        0    24206
REGENCY CTRS CORP              COM              758849103      622     9050 SH       Sole                        0        0     9050
REGIONS FINANCIAL CORP NEW     COM              7591EP100      465    12626 SH       Sole                        0        0    12626
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      828    12529 SH       Sole                      400        0    12129
SCHLUMBERGER LTD               COM              806857108     4356    70227 SH       Sole                     1585        0    68642
SCOTTISH PWR PLC               SP ADR FNL NEW   81013T804      219     4519 SH       Sole                        0        0     4519
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2406   109350 SH       Sole                     3100        0   106250
SOUTHERN CO                    COM              842587107      683    19831 SH       Sole                      300        0    19531
STREETTRACKS GOLD TR           GOLD SHS         863307104      470     7905 SH       Sole                       50        0     7855
SUNCOR ENERGY INC              COM              867229106      420     5825 SH       Sole                        0        0     5825
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     1953    17936 SH       Sole                      430        0    17506
UBS AG                         SHS NEW          H89231338     2617    44132 SH       Sole                     1100        0    43032
UNITED PARCEL SERVICE INC      CL B             911312106     1450    20158 SH       Sole                      500        0    19658
VERIZON COMMUNICATIONS         COM              92343V104      524    14120 SH       Sole                      200        0    13920
WAL MART STORES INC            COM              931142103     1484    30097 SH       Sole                      800        0    29297
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101      203     5100 SH       Sole                      100        0     5000
WELLS FARGO & CO NEW           COM              949746101     4547   125683 SH       Sole                     2850        0   122833
WINDSTREAM CORP                COM              97381W104      145    11019 SH       Sole                      206        0    10813
XTO ENERGY INC                 COM              98385X106     1045    24815 SH       Sole                      600        0    24215